Financial Instruments - Impact of Interest Rate Sensitivity (Details) - Interest rate risk - Cash flow hedges - Interest rate and currency swaps - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Impact on net profit or loss before tax, 1% increase	¥ (4,632)	¥ 0
Impact on net profit or loss before tax, 1% decrease	4,632	0
Impact on other comprehensive income (before tax effects), 1% increase	14,840	16,543
Impact on other comprehensive income (before tax effects), 1% decrease	¥ (14,840)	¥ (16,543)